Net Loss Per Share	3 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Net Loss Per Share
12. Net Loss Per Share
Basic net loss per share is calculated based on the weighted average common shares outstanding for the period. Basic and diluted net loss per share for the three months ended June 30, 2024 and 2023 is presented below:

	Three Months Ended June 30,
	2024	2023
	(Amounts in millions, except per share amounts)
Basic and Diluted Net Loss Per Common Share:
Numerator:
Net loss attributable to Lionsgate Studios Corp. shareholders	$(43.5)	$(20.5)
Accretion of redeemable noncontrolling interest	(0.3)	—

Net loss attributable to Lionsgate Studios Corp. shareholders after accretion of redeemable noncontrolling interest	$(43.8)	$(20.5)

Denominator:
Weighted average common shares outstanding	272.4	253.4

Basic and diluted net loss per common share	$(0.16)	$(0.08)

For periods prior to the Separation, basic net loss per share and diluted net loss per share was calculated based on the 253.4 million shares issued to Lionsgate at the closing of the Business Combination.
Additionally, for the three months ended June 30, 2024 and 2023, the outstanding common shares issuable presented below were excluded from diluted net loss per common share because they are contingently issuable upon certain vesting criteria that have not been met as of the reporting period.

	Three Months Ended June 30,
	2024	2023
	(Amounts in millions)
SEAC Sponsor Options	2.2	—